Meridian Enhanced Equity Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Shares	Value
Common Stocks - 118.7%
Communication Services - 16.5%
Diversified Telecommunication Services - 1.7%
Liberty Global Plc Class A (United Kingdom) [1,2]	28,900	$741,574
Verizon Communications, Inc.	5,657	328,955
		1,070,529
Entertainment - 9.0%
Activision Blizzard, Inc. [1]	14,873	1,383,189
Live Nation Entertainment, Inc. [1,2]	24,500	2,073,925
Madison Square Garden Entertainment Corp. [2,3]	4,860	397,548
Walt Disney Co. (The) [2]	8,927	1,647,210
		5,501,872
Interactive Media & Services - 0.8%
IAC/InterActiveCorp [1,2]	2,000	432,620
Match Group, Inc. [2,3]	416	57,150
		489,770
Media - 5.0%
Altice U.S.A., Inc. Class A [2]	21,174	688,790
Boston Omaha Corp. Class A [2,3]	9,070	268,109
Liberty Broadband Corp. Class C [2]	10,440	1,567,566
Liberty Media Corp-Liberty SiriusXM Class A [2]	11,000	484,880
Liberty Media Corp-Liberty SiriusXM Class C [2]	799	35,244
		3,044,589
Total Communication Services		10,106,760
Consumer Discretionary - 13.4%
Internet & Direct Marketing Retail - 3.6%
Amazon.com, Inc. [1,2]	548	1,695,556
Coupang, Inc. (South Korea) [2,3]	10,000	493,500
		2,189,056
Leisure Products - 0.5%
Clarus Corp.	18,367	313,158
Specialty Retail - 2.6%
Home Depot, Inc. (The)	3,386	1,033,576
Shift Technologies, Inc. [2,3]	37,155	309,130
Vroom, Inc. [2,3]	7,381	287,785
		1,630,491
Textiles, Apparel & Luxury Goods - 6.7%
NIKE, Inc. Class B	8,906	1,183,518
Skechers U.S.A., Inc. Class A [1,2]	69,400	2,894,674
		4,078,192
Total Consumer Discretionary		8,210,897
	Shares	Value
Consumer Staples - 4.1%
Food & Staples Retailing - 1.0%
Costco Wholesale Corp.	1,736	$611,905
Food Products - 1.4%
TreeHouse Foods, Inc. [1,2]	17,000	888,080
Household Products - 1.7%
Spectrum Brands Holdings, Inc. [1]	12,000	1,020,000
Total Consumer Staples		2,519,985
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Magellan Midstream Partners LP [1]	11,000	476,960
Total Energy		476,960
Financials - 16.8%
Banks - 12.4%
Bank of America Corp. [1]	27,900	1,079,451
Citigroup, Inc. [1]	24,800	1,804,200
U.S. Bancorp	22,303	1,233,579
Wells Fargo & Co. [1]	88,800	3,469,416
		7,586,646
Capital Markets - 4.4%
Executive Network Partnering Corp. Class A [2]	17,302	168,180
Executive Network Partnering Corp. [2]	11,535	115,004
Foley Trasimene Acquisition Corp. [2,3]	25,000	267,500
Intercontinental Exchange, Inc.	13,254	1,480,207
Tishman Speyer Innovation Corp. II [2]	30,000	300,600
Yellowstone Acquisition Co. [2,3]	34,800	358,440
		2,689,931
Total Financials		10,276,577
Health Care - 3.8%
Biotechnology - 3.0%
Exact Sciences Corp. [1,2]	2,214	291,761
Heron Therapeutics, Inc. [2,3]	16,635	269,653
Instil Bio, Inc. [2]	17,500	438,900
NexImmune, Inc. [2]	44,632	851,579
		1,851,893
Health Care Equipment & Supplies - 0.4%
Talis Biomedical Corp. [2,3]	19,375	248,969
Health Care Technology - 0.4%
Teladoc Health, Inc. [1,2]	1,110	201,742
Total Health Care		2,302,604
Industrials - 13.1%
Industrial Conglomerates - 3.3%
General Electric Co. [1]	154,200	2,024,646

Meridian Funds	1	www.meridianfund.com

Meridian Enhanced Equity Fund
Schedule of Investments (continued)
March 31, 2021 (Unaudited)
	Shares	Value
Professional Services - 4.9%
CACI International, Inc. Class A [2]	1,300	$320,658
Dun & Bradstreet Holdings, Inc. [2,3]	12,432	296,006
IHS Markit Ltd. (United Kingdom)	6,856	663,524
Verisk Analytics, Inc. [1]	9,700	1,713,893
		2,994,081
Trading Companies & Distributors - 4.9%
WW Grainger, Inc. [1]	7,500	3,006,975
Total Industrials		8,025,702
Information Technology - 35.6%
IT Services - 7.5%
Mastercard, Inc. Class A [1]	4,800	1,709,040
PayPal Holdings, Inc. [2]	5,008	1,216,143
Visa, Inc. Class A [3]	7,800	1,651,494
		4,576,677
Semiconductors & Semiconductor Equipment - 6.5%
Allegro MicroSystems, Inc. (Japan) [2,3]	10,356	262,525
NVIDIA Corp. [1]	1,900	1,014,467
ON Semiconductor Corp. [1,2]	64,400	2,679,684
		3,956,676
Software - 18.9%
ACV Auctions, Inc. Class A [2]	39,400	1,363,634
McAfee Corp. Class A [1]	3,200	72,768
Microsoft Corp.	7,694	1,814,014
Palo Alto Networks, Inc. [1,2]	10,000	3,220,600
salesforce.com, Inc. [1,2]	6,500	1,377,155
Splunk, Inc. [1,2]	11,800	1,598,664
Workday, Inc. Class A [1,2]	1,256	312,028
Zuora, Inc. Class A [1,2]	120,800	1,787,840
		11,546,703
Technology Hardware, Storage & Peripherals - 2.7%
Apple, Inc. [1]	13,674	1,670,279
Total Information Technology		21,750,335
Materials - 6.7%
Containers & Packaging - 3.5%
Ball Corp. [1]	25,000	2,118,500
Paper & Forest Products - 3.2%
Domtar Corp. [1]	54,000	1,995,300
Total Materials		4,113,800
Real Estate - 2.6%
Equity Real Estate Investment Trusts (REITS) - 2.6%
American Tower Corp.	3,252	777,423
Equinix, Inc.	1,212	823,663
Total Real Estate		1,601,086
	Shares	Value
Telecommunication Services - 3.7%
Media - 3.7%
ViacomCBS, Inc. Class B	49,400	$2,227,940
Total Telecommunication Services		2,227,940
Utilities - 1.6%
Independent Power & Renewable Electricity Producers - 1.6%
Vistra Corp.	53,699	949,398
Total Utilities		949,398
Total Common Stocks - 118.7% (Cost $55,830,122)		72,562,044
Warrants - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Executive Network Partnering Corp. Class A, Strike Price $11.50, Expires 9/25/28 [2]	4,326	3,644
Total Financials		3,644
Total Warrants - 0.0% (Cost $3,410)		3,644
	Shares/ Principal Amount
Short-Term Investments - 1.5%[4]
Repurchase Agreements - 1.5%
Bank of America Securities, Inc., dated 3/31/21, due 4/1/21, 0.01% total to be received $250,000 (collateralized by various U.S. Government Sponsored Agency, 1.00% - 5.50%, 6/1/24 - 1/1/59, totaling $255,000)	$250,000	250,000
Citigroup Global Markets, Inc., dated 3/31/21, due 4/1/21, 0.01% total to be received $250,000 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 1.13% - 4.00%, 5/15/23 - 9/15/57, totaling $255,000)	250,000	250,000

Meridian Funds	2	www.meridianfund.com

Meridian Enhanced Equity Fund
Schedule of Investments (continued)
March 31, 2021 (Unaudited)
	Shares/ Principal Amount	Value
Daiwa Capital Markets America, Inc., dated 3/31/21, due 4/1/21, 0.01% total to be received $250,000 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.00% - 7.00%, 5/4/21 - 4/1/51, totaling $255,000)	$250,000	$250,000
Nomura Securities International, Inc., dated 3/31/21, due 4/1/21, 0.01% total to be received $172,677 (collateralized by various U.S. Government Sponsored Agency, 2.00% - 4.00%, 11/1/35 - 2/15/61, totaling $176,131)	172,677	172,677
Total Repurchase Agreements (Cost $922,677)		922,677
Total Short-Term Investments - 1.5% (Cost $922,677)		922,677
Total Investments - 120.2% (Cost $56,756,209)		73,488,365
Liabilities in Excess of Other Assets - (20.2)%		(12,360,378)
Net Assets - 100.0%		$61,127,987
Value
Call Options Written - (22.1)%
Total Call Options Written - (22.1)% (Premium received $(9,889,749))	$(13,498,967)

Plc—Public Limited Company
[1]	Securities, or a portion thereof, were pledged as collateral for written options by the fund.
[2]	Non-income producing securities.
[3]	All or portion of this security is on loan at March 31, 2021. Total value of such securities at period-end amounts to $4,569,333 and represents 7.48% of net assets.
[4]	Collateral received from brokers for securities lending was invested in short-term investments.

Meridian Funds	3	www.meridianfund.com

Meridian Enhanced Equity Fund
Schedule of Investments
March 31, 2021 (Unaudited)
Exchange-Traded Options Written
Description	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Premium Received	Value
Call
Activision Blizzard, Inc.	70.00	4/16/21	143	$1,329,900	$(247,701)	$(351,780)
Amazon.com, Inc.	3,200.00	4/16/21	1	309,408	(4,039)	(2,000)
Apple, Inc.	130.00	4/16/21	25	305,375	(5,405)	(950)
Exact Sciences Corp.	125.00	4/16/21	11	144,958	(8,021)	(10,428)
IAC/InterActiveCorp	250.00	4/16/21	4	86,524	(2,637)	(260)
NVIDIA Corp.	525.00	4/16/21	4	213,572	(6,177)	(8,100)
salesforce.com, Inc.	230.00	4/16/21	13	275,431	(3,162)	(754)
Teladoc Health, Inc.	200.00	4/16/21	6	109,050	(6,475)	(1,260)
Workday, Inc. Class A	250.00	4/16/21	6	149,058	(3,235)	(4,890)
TreeHouse Foods, Inc.	35.00	5/21/21	170	888,080	(112,914)	(340,000)
Bank of America Corp.	18.00	6/18/21	29	112,201	(22,648)	(61,480)
Mastercard, Inc. Class A	320.00	6/18/21	48	1,709,040	(310,275)	(204,000)
McAfee Corp. Class A	15.00	6/18/21	32	72,768	(9,575)	(25,600)
Palo Alto Networks, Inc.	185.00	6/18/21	100	3,220,600	(641,486)	(1,422,000)
Wells Fargo & Co.	20.00	6/18/21	300	1,172,100	(184,535)	(571,500)
Spectrum Brands Holdings, Inc.	55.00	7/16/21	120	1,020,000	(167,902)	(390,000)
Verisk Analytics, Inc.	170.00	8/20/21	97	1,713,893	(324,391)	(160,050)
General Electric Co.	9.00	9/17/21	375	492,375	(113,728)	(163,125)
Zuora, Inc. Class A	8.00	11/19/21	570	843,600	(370,097)	(416,100)
WW Grainger, Inc.	340.00	12/17/21	75	3,006,975	(455,613)	(619,500)
Ball Corp.	70.00	1/21/22	250	2,118,500	(434,009)	(452,500)
Bank of America Corp.	25.00	1/21/22	250	967,250	(143,550)	(351,500)
Citigroup, Inc.	42.50	1/21/22	248	1,804,200	(374,577)	(814,680)
Domtar Corp.	25.00	1/21/22	540	1,995,300	(494,653)	(739,800)
General Electric Co.	10.00	1/21/22	750	984,750	(207,156)	(282,000)
Liberty Global Plc Class A (United Kingdom)	22.50	1/21/22	288	739,008	(125,897)	(135,360)
Live Nation Entertainment, Inc.	57.50	1/21/22	245	2,073,925	(521,646)	(763,175)
Magellan Midstream Partners LP	35.00	1/21/22	110	476,960	(124,885)	(97,020)
Skechers U.S.A., Inc. Class A	28.00	1/21/22	694	2,894,674	(737,160)	(1,117,340)
Zuora, Inc. Class A	5.00	1/21/22	638	944,240	(573,687)	(797,500)
General Electric Co.	7.00	1/20/23	417	547,521	(222,082)	(281,475)
ON Semiconductor Corp.	32.00	1/20/23	644	2,679,684	(937,437)	(1,023,960)
Splunk, Inc.	140.00	1/20/23	118	1,598,664	(644,263)	(342,200)
ViacomCBS, Inc. Class B	37.00	1/20/23	494	2,227,940	(848,468)	(755,820)
Wells Fargo & Co.	27.50	1/20/23	588	2,297,316	(500,263)	(790,860)
				Total	$(9,889,749)	$(13,498,967)

Meridian Funds	4	www.meridianfund.com